TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ 407,375,203	$ 59,250,265	¥ 148,875,037	¥ 1,247,722,561
Cayman Islands [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	57,199,049		8,709,933	(122,966,973)
PRC [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	532,128,623		438,904,245	1,394,413,594
Other countries [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ (181,952,469)		¥ (298,739,141)	¥ (23,724,060)